Summary of Significant Accounting Policies - Accounts Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, January 1	$ 614	$ 211
Adjustments and provision for estimated credit losses	10	479
Write-offs	(378)	0
Foreign currency adjustments	(14)	10
Balance, June 30	$ 232	$ 700